PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

7       PROPERTY, PLANT AND EQUIPMENT

				Office
	Buildings and		Transportation	and other	Construction
	infrastructure	Machinery	facilities	equipment	in progress	Total
Year ended December 31, 2021
Opening net carrying amount	42,265,254	53,034,976	1,163,307	362,167	3,886,719	100,712,423
Reclassifications and internal transfers	1,443,486	1,435,604	105,359	63,774	(3,048,223)	—
Transfer to intangible assets (Note 6)	—	—	—	—	(27,941)	(27,941)
Transfer from right-of-use assets and non-current assets (i)	143,646	1,398,593	—	85	—	1,542,324
Transfer to investment properties (Note 8)	(139,377)	—	—	—	—	(139,377)
Transfer to right-of-use assets (Note 20(a))	—	—	—	—	(68,377)	(68,377)
Additions	27,528	230,516	7,947	4,318	2,034,552	2,304,861
Government grants	(447)	(81,171)	—	—	—	(81,618)
Disposals	(122,110)	(699,493)	(12,441)	(4,545)	(275,835)	(1,114,424)
Depreciation	(1,798,811)	(5,360,059)	(181,204)	(35,485)	—	(7,375,559)
Impairment loss	(1,163,722)	(1,000,412)	(2,182)	(46)	(161,769)	(2,328,131)
Currency translation differences	21,368	(18,141)	(198)	(181)	—	2,848

Closing net carrying amount	40,676,815	48,940,413	1,080,588	390,087	2,339,126	93,427,029

As of December 31, 2021
Cost	64,118,401	111,919,569	2,731,095	892,122	2,555,618	182,216,805
Accumulated depreciation and impairment	(23,441,586)	(62,979,156)	(1,650,507)	(502,035)	(216,492)	(88,789,776)

Net carrying amount	40,676,815	48,940,413	1,080,588	390,087	2,339,126	93,427,029
(i)	This includes the right-of-use assets recognized previously under sale and leaseback contracts of RMB1,343 million that were classified from property, plant and equipment, upon initial adoption of IFRS 16. After the expiration of those contracts, they were recognized as property, plant and equipment.

				Office
	Buildings and		Transportation	and other	Construction
	infrastructures	Machinery	facilities	equipment	in progress	Total
Year ended December 31, 2020 (Restated)
Opening net carrying amount	40,777,430	49,569,408	429,581	355,094	12,361,039	103,492,552
Reclassifications and internal transfers	3,301,076	7,114,160	809,433	47,546	(11,272,215)	—
Transfer to intangible assets (Note 6)	—	—	—	—	(434,287)	(434,287)
Transfer from right-of-use assets and non-current assets	—	1,982,812	—	—	—	1,982,812
Transfer to investment properties (Note 8)	(78,135)	—	—	—	—	(78,135)
Transfer to other non-current assets	—	—	—	—	(38,430)	(38,430)
Transfer to right-of-use assets (Note 20(a))	(140,254)	—	—	—	(744,887)	(885,141)
Additions	296,395	182,427	48,607	10,659	4,083,231	4,621,319
Business combination	1,290	52,357	(18)	(28)	—	53,601
Government grants	(1,646)	(40,676)	—	—	—	(42,322)
Disposals	(120,386)	(173,788)	(27,145)	(918)	(58,659)	(380,896)
Depreciation	(1,689,772)	(5,325,096)	(96,999)	(49,609)	—	(7,161,476)
Impairment loss	(80,641)	(326,445)	(125)	(558)	(9,073)	(416,842)
Currency translation differences	(103)	(183)	(27)	(19)	—	(332)
Closing net carrying amount	42,265,254	53,034,976	1,163,307	362,167	3,886,719	100,712,423

As of December 31, 2020 (Restated)
Cost	63,188,384	114,561,974	2,844,604	871,037	4,007,082	185,473,081
Accumulated depreciation and impairment	(20,923,130)	(61,526,998)	(1,681,297)	(508,870)	(120,363)	(84,760,658)

Net carrying amount	42,265,254	53,034,976	1,163,307	362,167	3,886,719	100,712,423

7       PROPERTY, PLANT AND EQUIPMENT (CONTINUED)

For the year ended December 31, 2019, 2020 and 2021, depreciation expenses recognized in profit or loss are analyzed as follows:

	For the years ended December 31
	2019	2020	2021
	(Restated)	(Restated)
Cost of sales	6,936,008	6,877,532	6,998,349
General and administrative expenses	164,150	123,521	183,934
Research and development expenses	—	155,288	185,108
Selling and distribution expenses	6,607	5,135	8,168
	7,106,765	7,161,476	7,375,559

As of December 31, 2021, the Group was in the process of applying for the ownership certificates of buildings with a net carrying value of RMB6,609 million (December 31, 2020: RMB7,616 million). There has been no litigations, claims or assessments against the Group for compensation with respect to the use of these buildings as of the date of approval of these financial statements.

For the year ended December 31, 2021, interest expenses of RMB2 million (2020: RMB124 million, 2019: RMB289 million) (Note 29) arising from borrowings attributable to the construction of property, plant and equipment during the year were capitalized at an annual rate of 4.00% (2020: 4.00% to 6.68%, 2019: 4.00% to 6.96)% (Note 29), and were included in additions to property, plant and equipment.

As of December 31, 2021, the Group pledged property, plant and equipment with a net carrying value amounting to RMB5,111 million (December 31, 2020: RMB5,191 million) for interest-bearing loans and borrowings as set out in Note 24.

As of December 31, 2021, the carrying value of temporarily idle property, plant and equipment of the Group was RMB723 million (December 31, 2020: RMB750 million).

Impairment testing for property, plant and equipment

As of December 31, 2021, certain CGUs of the Group are discontinued or in status of temporarily idle or insufficient utilization of capacity, due to the adjustment of overall production allocation within the Group or other specific adverse changes in circumstances related to the respective CGUs. The Group considered these CGUs had impairment indications and therefore performed impairment test on them. As a result, provision of impairment of RMB2,328 million was made for property, plant and equipment for the year ended December 31, 2021.

When any indicators of impairment are identified, property, plant and equipment are reviewed for impairment based on each CGU. The CGU is an individual plant or entity. The carrying values of these individual plants or entities were compared to the recoverable amounts of the CGUs, which were based predominantly on value-in-use. Value-in-use calculations use pre-tax cash flow projections based on financial budgets approved by management covering a five-year period. Cash flows beyond the five-year period are extrapolated using the same cash flow projections of the fifth year. Other key assumptions applied in the impairment testing include the future prices of aluminum and alumina, expected production and sales volumes, production costs and operating expenses. Management determined these key assumptions based on past performance and their expectations on market development. Further, the Group adopts a real pre-tax rate (excluding inflation) of 10.16% to 11.91% (2020: 10.16%) that reflects specific risks related to the CGUs as discount rate. The assumptions above are used in analyzing the recoverable amounts of the CGUs within operating segments. These estimates and judgments may be affected by unexpected changes in the future market or economic conditions.